UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Bernzott U.S. Small Cap Value Fund
(Ticker Symbol: BSCVX)

SEMI-ANNUAL REPORT
November 30, 2014

Bernzott U.S. Small Cap Value Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Supplemental Information	13
Expense Example	15

This report and the financial statements contained herein are provided for the general information of the shareholders of the Bernzott U.S. Small Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.bcafunds.com

Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 90.1%
	CONSUMER DISCRETIONARY – 15.8%
27,925	Cinemark Holdings, Inc.	$1,013,957
31,800	Gentex Corp.	1,130,808
9,700	Hasbro, Inc.	574,240
7,900	PetSmart, Inc.	622,204
		3,341,209
	CONSUMER STAPLES – 1.9%
5,165	WD-40 Co.	393,056

	ENERGY – 2.0%
5,200	Dresser-Rand Group, Inc.*	421,772

	HEALTH CARE – 14.2%
20,200	Hill-Rom Holdings, Inc.	924,352
23,500	Landauer, Inc.	775,500
29,300	Masimo Corp.*	769,125
4,480	Teleflex, Inc.	533,792
		3,002,769
	INDUSTRIALS – 23.3%
20,100	Clean Harbors, Inc.*	939,675
3,000	Equifax, Inc.	238,650
26,050	FTI Consulting, Inc.*	1,009,958
18,125	Hillenbrand, Inc.	582,900
6,065	Landstar System, Inc.	487,505
54,000	Mistras Group, Inc.*	922,860
36,600	SP Plus Corp.*	760,548
		4,942,096
	MATERIALS – 12.9%
5,000	Compass Minerals International, Inc.	435,250
13,800	Innophos Holdings, Inc.	746,304
29,600	Owens-Illinois, Inc.*	758,944
32,300	Rayonier Advanced Materials, Inc.	796,195
		2,736,693
	TECHNOLOGY – 20.0%
14,105	Broadridge Financial Solutions, Inc.	638,815
7,555	Knowles Corp.*	157,824
24,845	Synopsys, Inc.*	1,078,025
38,100	Total System Services, Inc.	1,256,919
18,300	Verint Systems, Inc.*	1,101,477
		4,233,060
	TOTAL COMMON STOCKS (Cost $16,873,997)	19,070,655

Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 10.6%
$2,248,408	UMB Money Market Fiduciary, 0.01%[1]	$2,248,408

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,248,408)	2,248,408

	TOTAL INVESTMENTS – 100.7% (Cost $19,122,405)	21,319,063
	Liabilities in Excess of Other Assets – (0.7)%	(153,261)

	TOTAL NET ASSETS – 100.0%	$21,165,802

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of November 30, 2014 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	23.3%
Technology	20.0%
Consumer Discretionary	15.8%
Health Care	14.2%
Materials	12.9%
Energy	2.0%
Consumer Staples	1.9%
Total Common Stocks	90.1%
Short-Term Investments	10.6%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $19,122,405)	$21,319,063
Receivables:
Fund shares sold	15,451
Dividends and interest	12,697
Due from Advisor	1,290
Prepaid expenses	6,710
Total assets	21,355,211

Liabilities:
Payables:
Investment securities purchased	158,609
Auditing fees	9,030
Transfer agent fees and expenses	5,619
Fund administration fees	4,758
Fund accounting fees	3,070
Custody fees	1,940
Trustees' fees and expenses	945
Chief Compliance Officer fees	480
Accrued other expenses	4,958
Total liabilities	189,409

Net Assets	$21,165,802

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$16,515,763
Accumulated net investment income	57,394
Accumulated net realized gain on investments	2,395,987
Net unrealized appreciation on investments	2,196,658
Net Assets	$21,165,802

Shares of beneficial interest issued and outstanding	1,521,003
Offering and redemption price per share	$13.92

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2014 (Unaudited)

Investment Income:
Dividends	$139,073
Interest	74
Total investment income	139,147

Expenses:
Advisory fees	80,444
Transfer agent fees and expenses	19,854
Fund administration fees	19,633
Registration fees	13,973
Fund accounting fees	13,588
Legal fees	10,018
Auditing fees	8,775
Custody fees	6,879
Shareholder reporting fees	5,014
Chief Compliance Officer fees	4,808
Trustees' fees and expenses	2,977
Miscellaneous	2,971
Insurance fees	602

Total expenses	189,536
Advisory fees waived	(80,444)
Other expenses absorbed	(13,465)
Net expenses	95,627
Net investment income	43,520

Realized and Unrealized Gain on Investments:
Net realized gain on investments	657,561
Net change in unrealized appreciation/depreciation on investments	518,945
Net realized and unrealized gain on investments	1,176,506

Net Increase in Net Assets from Operations	$1,220,026

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2014 (Unaudited)	For the Year Ended May 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$43,520	$56,392
Net realized gain on investments	657,561	2,245,777
Net change in unrealized appreciation/depreciation on investments	518,945	302,875
Net increase in net assets resulting from operations	1,220,026	2,605,044

Distributions to shareholders:
From net investment income	-	(34,597)
From net realized gains	-	(523,369)
Total distributions to shareholders	-	(557,966)

Capital Transactions:
Proceeds from shares sold	2,951,891	6,505,150
Reinvestment of distributions	-	542,644
Cost of shares redeemed[1]	(1,473,068)	(10,216,502)
Net increase (decrease) in net assets from capital transacations	1,478,823	(3,168,708)

Total increase (decrease) in net assets	2,698,849	(1,121,630)

Net Assets:
Beginning of period	18,466,953	19,588,583
End of period	$21,165,802	$18,466,953

Accumulated net investment income	$57,394	$13,874

Capital Share Transactions:
Shares sold	217,546	520,257
Shares reinvested	-	41,968
Shares redeemed	(108,186)	(789,277)
Net increase (decrease) in capital share transactions	109,360	(227,052)

[1]	Net of redemption fee proceeds of $123 and $288, respectively.

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2014 (Unaudited)		For the Year Ended May 31, 2014		For the Period September 11, 2012* through May 31, 2013
Net asset value, beginning of period	$13.08		$11.95		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03		0.03		(0.01)
Net realized and unrealized gain on investments	0.81		1.39		1.96
Total from investment operations	0.84		1.42		1.95

Less Distributions:
From net investment income	-		(0.02)		-
From net realized gain	-		(0.27)		-
Total distributions	-		(0.29)		-

Redemption fee proceeds	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$13.92		$13.08		$11.95

Total return[3]	6.42%	[4]	11.91%		19.50%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,166		$18,467		$19,589

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.88%	[5]	1.72%		3.27%	[5]
After fees waived and expenses absorbed	0.95%	[5]	0.95%		0.95%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.50%)	[5]	(0.53%)		(2.49%)	[5]
After fees waived and expenses absorbed	0.43%	[5]	0.24%		(0.17%)	[5]
Portfolio turnover rate	16%	[4]	49%		8%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS
November 30, 2014 (Unaudited)

Note 1 – Organization
Bernzott U.S. Small Cap Value Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on September 11, 2012.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Bernzott U.S. Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014 (Unaudited)

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended November 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Bernzott Capital Advisors (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.80% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 0.95% through September 30, 2015.

For the six months ended November 30, 2014, the Advisor waived all of its advisory fees and absorbed other expenses totaling $93,909. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At November 30, 2014, the amount of these potentially recoverable expenses was $434,539. The Advisor may recapture all or a portion of this amount no later than May 31, of the years stated below:

Bernzott U.S. Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014 (Unaudited)

2016	$158,925
2017	181,705
2018	93,909

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended November 30, 2014, the Fund’s allocated fees accrued for non-interested Trustees are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period ended November 30, 2014, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At November 30, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$19,150,794

Gross unrealized appreciation	$3,224,627
Gross unrealized depreciation	(1,056,358)
Net unrealized appreciation on investments	$2,168,269

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions

As of May 31, 2014, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$761,417
Undistributed long-term capital gains	1,019,272
Accumulated earnings	1,780,689

Accumulated capital and other income	-
Unrealized appreciation (depreciation) on investments	1,649,324
Total accumulated earnings (deficit)	$3,430,013

Bernzott U.S. Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014 (Unaudited)

The tax character of the distribution paid during the fiscal years ended May 31, 2014, and May 31, 2013 were as follows:

Distributions paid from:	2014	2013
Ordinary income	$557,996	$-
Net long-term capital gains	-	-
Total distributions paid	$557,996	$-

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended November 30, 2014, the Fund received $123 in redemption fees.

Note 6 – Investment Transactions
For the six months ended November 30, 2014, purchases and sales of investments, excluding short-term investments, were $3,025,201 and $3,363,781, respectively.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Bernzott U.S. Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2014 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$19,070,655	$-	$-	$19,070,655
Short-Term Investments	2,248,408	-	-	2,248,408
Total Investments	$21,319,063	$-	$-	$21,319,063

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 9 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 10 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Bernzott U.S. Small Cap Value Fund
Supplemental Informatiom (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)

At in-person meetings held on August 21, 2014, and September 23-24, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Bernzott Capital Advisors (the “Investment Advisor”) with respect to the Bernzott U.S. Small Cap Value Fund series of the Trust (the “Fund”) for an additional one-year term. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meetings, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the Russell 2500 Value Index, the Russell 2000 Value Index and a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from its Small Core Value fund universe (the “Performance Universe”) for the one-year period ended June 30, 2014; reports comparing the investment advisory fees and total expenses of the Fund to those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Small Blend fund universe (the “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund. The Board observed that the materials they reviewed indicated that the total return of the Fund for the one-year period was below the Russell 2500 Value Index return by 302 basis points, the median returns of the Performance Universe and the Performance Peer Group by 258 basis points and 169 basis points, respectively, and the Russell 2000 Value Index return by 62 basis points. The Trustees noted, however, that performance results for the Fund were reported for a relatively short period and that performance over a longer term would be more meaningful.

The Board also considered the overall quality of services provided by Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are satisfactory.

Bernzott U.S. Small Cap Value Fund
Supplemental Informatiom (Unaudited)

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund. With respect to the advisory fees paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) were lower than the medians of the Expense Peer Group and the Expense Universe. The Board noted that at the Fund’s current asset level, the fee rate charged by the Investment Advisor to the Fund was lower than the fees charged by the Investment Advisor to institutional clients, and although the Fund’s fee rate was higher than the Investment Advisor’s standard fees for institutional clients with assets over $25 million, the Investment Advisor oversees the Fund’s compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients that are not registered under the 1940 Act. In considering the total expenses paid by the Fund, the Board observed that the total expenses (net of fee waivers) were lower than the median expenses for the Expense Peer Group and the Expense Universe. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended June 30, 2014, noting that the Investment Advisor had waived almost all of its advisory fee, and had realized no profits with respect to the Fund. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (other than investment advisory fees), including research services made available to it by broker-dealers that provide execution services to the Fund, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Bernzott U.S. Small Cap Value Fund
EXPENSE EXAMPLE - Continued
For the Period Ended November 30, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 6/1/14 to 11/30/14.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expense Paid During Period 6/1/14 – 11/30/14*
Actual Performance	$1,000.00	$1,064.20	$4.91
Hypothetical (5% annual return before expenses)	1,000.00	1,020.31	4.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Bernzott U.S. Small Cap Value Fund
a series of Investment Managers Series Trust

Investment Advisor
Bernzott Capital Advisors
888 West Ventura Blvd., Suite B
Camarillo, CA 93010

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, MO 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Bernzott U.S. Small Cap Value Fund	BSCVX	461418 220

Privacy Principles of the Bernzott U.S. Small Cap Value Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Bernzott U.S. Small Cap Value Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (877) 998-9880, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (877) 998-9880, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund (toll-free) at (877) 998-9880. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Bernzott U.S. Small Cap Value Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 998-9880

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/6/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/6/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	2/6/2015